UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: July 31

Date of reporting period: April 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS

HIGH INCOME FUND

FORM N-Q

APRIL 30, 2007

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited)	April 30, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
CORPORATE BONDS & NOTES - 93.4%
Aerospace & Defense - 2.0%
$2,610,000	B+	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$2,649,150
		DRS Technologies Inc., Senior Subordinated Notes:
3,915,000	B+	6.625% due 2/1/16	3,973,725
470,000	B	7.625% due 2/1/18	494,675
		Hawker Beechcraft Acquisition Co.:
		Senior Notes:
1,010,000	B-	8.500% due 4/1/15 (a)	1,068,075
1,610,000	B-	8.875% due 4/1/15 (a)(b)	1,698,550
1,990,000	B-	Senior Subordinated Notes, 9.750% due 4/1/17 (a)	2,139,250
		L-3 Communications Corp., Senior Subordinated Notes:
760,000	BB+	7.625% due 6/15/12	791,350
2,075,000	BB+	5.875% due 1/15/15	2,030,906
850,000	BB+	6.375% due 10/15/15	850,000

		Total Aerospace & Defense	15,695,681

Airlines - 0.7%
		Continental Airlines Inc.:
1,395,000	CCC+	Notes, 8.750% due 12/1/11	1,384,537
		Pass-Through Certificates:
648,519	B+	Series 2000-2, Class C, 8.312% due 4/2/11	671,622
1,160,000	B+	Series C, 7.339% due 4/19/14	1,171,472
		United Airlines Inc., Pass-Through Certificates:
316,338	B3(c)	Series 2000-1, Class B, 8.030% due 7/1/11	356,078
364,884	BB+	Series 2000-2, Senior Secured, 7.032% due 10/1/10	371,498
1,673,712	BB+	Series 2002, Class A-2, 7.186% due 10/1/12	1,708,233

		Total Airlines	5,663,440

Auto Components - 1.2%
2,855,000	CCC+	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	2,726,525
6,624,000	CCC+	Visteon Corp., Senior Notes, 8.250% due 8/1/10	6,789,600

		Total Auto Components	9,516,125

Automobiles - 2.7%
		Ford Motor Co.:
1,955,000	CCC+	Debentures, 8.875% due 1/15/22	1,735,063
9,245,000	CCC+	Notes, 7.450% due 7/16/31	7,361,331
		General Motors Corp.:
2,110,000	B-	Notes, 7.200% due 1/15/11	2,020,325
11,335,000	B-	Senior Debentures, 8.375% due 7/15/33	10,300,681

		Total Automobiles	21,417,400

Building Products - 1.6%
		Ainsworth Lumber Co., Ltd.:
1,005,000	CCC+	7.250% due 10/1/12	742,444
440,000	CCC+	Senior Notes, 6.750% due 3/15/14	312,950
		Associated Materials Inc.:
3,285,000	CCC	Senior Discount Notes, step bond to yield 11.433% due 3/1/14	2,480,175
2,295,000	CCC	Senior Subordinated Notes, 9.750% due 4/15/12	2,404,013
2,635,000	CCC+	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	2,615,237
5,100,000	CCC+	NTK Holdings Inc., Senior Discount Notes, step bond to yield 12.411% due 3/1/14	3,850,500

		Total Building Products	12,405,319

Capital Markets - 0.4%
		E*TRADE Financial Corp., Senior Notes:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Capital Markets - 0.4% (continued)
$1,775,000	BB-	7.375% due 9/15/13	$1,861,531
1,045,000	BB-	7.875% due 12/1/15	1,132,519

		Total Capital Markets	2,994,050

Chemicals - 3.2%
3,825,000	BB-	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	4,054,500
4,200,000	B	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14 (a)	4,221,000
1,360,000	B	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/13/14 (a)	1,428,000
		Lyondell Chemical Co.:
		Senior Notes:
1,130,000	B+	8.000% due 9/15/14	1,189,325
935,000	B+	8.250% due 9/15/16	1,005,125
4,320,000	BB	Senior Secured Notes, 11.125% due 7/15/12	4,622,400
2,060,000	BBB-	Methanex Corp., Senior Notes, 8.750% due 8/15/12	2,286,600
575,000	B-	Momentive Performance Materials Inc., Senior Notes, 9.750% due 12/1/14 (a)	610,938
4,555,000	B	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (a)	4,532,225
955,000	BB+	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	933,512

		Total Chemicals	24,883,625

Commercial Banks - 0.3%
750,000	B+	ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)	742,500
1,490,000	BB	TuranAlem Finance BV, Bonds, 8.250% due 1/22/37 (a)	1,501,175

		Total Commercial Banks	2,243,675

Commercial Services & Supplies - 2.4%
3,465,000	CCC+	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	3,534,300
		Aramark Corp., Senior Notes:
2,040,000	B-	8.500% due 2/1/15 (a)	2,144,550
490,000	B-	8.860% due 2/1/15 (a)(d)	505,925
675,000	B	Ashtead Holdings PLC, Secured Notes, 8.625% due 8/1/15 (a)	708,750
3,950,000	B	DynCorp International LLC/DIV Capital Corporation, Senior Subordinated Notes, Series B, 9.500% due 2/15/13	4,266,000
4,443,000	B	Interface Inc., Senior Notes, 10.375% due 2/1/10	4,931,730
2,365,000	B-	Rental Services Corp., Senior Bonds, 9.500% due 12/1/14 (a)	2,524,637

		Total Commercial Services & Supplies	18,615,892

Consumer Finance - 4.0%
		Ford Motor Credit Co.:
825,000	B	Bonds, 7.375% due 2/1/11	816,635
		Notes:
475,000	B	7.875% due 6/15/10	477,848
585,000	B	9.806% due 4/15/12 (d)	625,860
1,810,000	B	7.000% due 10/1/13	1,713,681
		Senior Notes:
2,466,000	B	10.605% due 6/15/11 (d)	2,659,985
4,300,000	B	9.875% due 8/10/11	4,582,875
1,000,000	B	8.105% due 1/13/12 (d)	987,266
1,500,000	B	8.000% due 12/15/16	1,469,378
		General Motors Acceptance Corp.:
10,740,000	BB+	Bonds, 8.000% due 11/1/31	11,559,698
6,510,000	BB+	Notes, 6.875% due 8/28/12	6,512,591

		Total Consumer Finance	31,405,817

Containers & Packaging - 2.1%
4,041,000	CCC+	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	4,202,640

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Containers & Packaging - 2.1% (continued)
$4,074,000	B-	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	$4,379,550
2,125,000	B	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	2,284,375
1,775,000	NR	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (e)	15,531
460,000	B	Smurfit Kappa Funding, Senior Notes, 9.625% due 10/1/12	486,450
5,290,000	CCC+	Smurfit-Stone Container Corp., Senior Notes, 8.000% due 3/15/17 (a)	5,290,000

		Total Containers & Packaging	16,658,546

Diversified Consumer Services - 1.0%
		Education Management LLC/Education Management Finance Corp.:
1,475,000	CCC+	Senior Notes, 8.750% due 6/1/14	1,567,187
2,960,000	CCC+	Senior Subordinated Notes, 10.250% due 6/1/16	3,248,600
		Service Corp. International:
2,695,000	BB-	Debentures, 7.875% due 2/1/13	2,789,325
45,000	BB-	Senior Notes, 7.625% due 10/1/18	47,869

		Total Diversified Consumer Services	7,652,981

Diversified Financial Services - 3.4%
1,220,000	CCC+	AAC Group Holding Corp., Senior Discount Notes, step bond to yield 10.260% due 10/1/12	1,116,300
1,180,000	B-	Ameripath Intermediate Holdings Inc., Senior Unsecured Notes, 10.650% due 2/15/14 (a)(d)	1,188,850
2,770,000	B	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (a)	2,894,650
2,010,000	CCC+	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	2,045,175
2,215,000	B+	Idearc Inc., Senior Notes, 8.000% due 11/15/16 (a)	2,320,212
3,629,000	NR	JPMorgan Chase London, zero coupon bond to yield 9.310% due 11/8/07 (a)	3,468,634
2,375,000	CCC	Milacron Escrow Corp., Senior Secured Notes, 11.500% due 5/15/11	2,366,094
1,990,000	B-	PGS Solutions Inc., Senior Subordinated Notes, 9.625% due 2/15/15 (a)	2,031,832
950,000	B	Smurfit Kappa Funding PLC, Senior Subordinated Notes, 7.750% due 4/1/15	978,500
1,005,000	B-	Standard Aero Holdings Inc., 8.250% due 9/1/14	1,092,938
1,043,000	B-	UCAR Finance Inc., Senior Notes, 10.250% due 2/15/12	1,102,973
1,960,000	B-	UGS Corp., Senior Subordinated Notes, 10.000% due 6/1/12	2,146,200
285,000	CCC+	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 10.440% due 10/1/15	239,400
3,450,000	CCC+	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	3,592,312

		Total Diversified Financial Services	26,584,070

Diversified Telecommunication Services - 7.6%
3,824,000	B-	Cincinnati Bell Inc., Senior Notes, 7.000% due 2/15/15	3,852,680
695,000	BB-	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	653,300
		Citizens Communications Co.:
305,000	BB+	Senior Bonds, 7.125% due 3/15/19 (a)	308,813
3,055,000	BB+	Senior Notes, 7.875% due 1/15/27 (a)	3,192,475
3,570,000	NR	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10 (e)(f)(g)	0
4,000,000	CCC	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, Series B, 12.500% due 5/1/15	4,520,000
		Intelsat Bermuda Ltd.:
2,600,000	B+	9.250% due 6/15/16	2,873,000
		Senior Notes:
960,000	B	8.872% due 1/15/15 (d)	986,400
6,200,000	B	11.250% due 6/15/16	7,106,750
		Intelsat Corp.:
645,000	B	9.000% due 6/15/16	710,306
6,000	B	Senior Notes, 9.000% due 8/15/14	6,510
		Level 3 Financing Inc., Senior Notes:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Diversified Telecommunication Services - 7.6% (continued)
$900,000	CCC+	9.250% due 11/1/14 (a)	$939,375
2,690,000	CCC+	9.150% due 2/15/15 (a)(d)	2,737,075
1,210,000	CCC+	8.750% due 2/15/17 (a)	1,237,225
2,020,000	B	Nordic Telephone Co. Holdings, Senior Secured Notes, 8.875% due 5/1/16 (a)	2,181,600
3,970,000	B-	NTL Cable PLC, Senior Notes, 9.125% due 8/15/16	4,257,825
		Qwest Communications International Inc.:
703,000	B+	7.250% due 2/15/11	724,090
2,120,000	B+	Senior Notes, Series B, 7.500% due 2/15/14	2,199,500
		Qwest Corp.:
4,355,000	BB+	Notes, 8.875% due 3/15/12	4,834,050
3,720,000	BB+	Senior Notes, 7.500% due 10/1/14	3,952,500
1,850,000	CCC+	Umbrella Acquisition Inc., Senior Notes, 9.750% due 3/15/15 (a)(b)	1,866,188
4,280,000	B-	Wind Acquisition Finance SA, Senior Bond, 10.750% due 12/1/15 (a)	4,964,800
4,765,000	BB-	Windstream Corp., Senior Notes, 8.625% due 8/1/16	5,253,412

		Total Diversified Telecommunication Services	59,357,874

Electric Utilities - 1.3%
740,000	BB-	IPALCO Enterprises Inc., Secured Notes, 8.625% due 11/14/11	806,600
1,347,368	BB	Midwest Generation LLC, Pass-Through Certificates, Series B, 8.560% due 1/2/16	1,486,315
5,790,000	B	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	6,716,400
980,000	B	Sierra Pacific Resources, 6.750% due 8/15/17	1,010,326

		Total Electric Utilities	10,019,641

Electronic Equipment & Instruments - 0.3%
		NXP BV/NXP Funding LLC:
650,000	B+	Senior Notes, 9.500% due 10/15/15 (a)	685,750
1,935,000	BB+	Senior Secured Bonds, 7.875% due 10/15/14 (a)	2,022,075

		Total Electronic Equipment & Instruments	2,707,825

Energy Equipment & Services - 1.6%
327,000	A-	ANR Pipeline Co., Debentures, 9.625% due 11/1/21	444,377
2,795,000	B	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16 (a)	2,903,306
1,340,000	CCC+	Geokinetics Inc., Senior Secured Notes, 11.855% due 12/15/12 (a)(d)	1,390,250
1,165,000	B	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	1,197,037
2,250,000	B	Hanover Compressor Co., Senior Subordinated Notes, 8.625% due 12/15/10	2,356,875
1,735,000	BB-	Pride International Inc., Senior Notes, 7.375% due 7/15/14	1,789,219
700,000	BB	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	846,364
1,540,000	BB	Tennessee Gas Pipeline Co., Bonds, 8.375% due 6/15/32	1,930,991

		Total Energy Equipment & Services	12,858,419

Food & Staples Retailing - 0.6%
		Delhaize America Inc.:
464,000	BB+	8.125% due 4/15/11	515,620
3,575,000	BB+	Debentures, 9.000% due 4/15/31	4,373,298

		Total Food & Staples Retailing	4,888,918

Food Products - 0.5%
3,825,000	B-	Dole Food Co. Inc., Senior Notes, 7.250% due 6/15/10	3,772,406

Gas Utilities - 0.6%
4,685,000	B-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	4,696,713

Health Care Equipment & Supplies - 0.2%
965,000	B	Advanced Medical Optics Inc., Senior Subordinated Notes, 7.500% due 5/1/17 (a)	998,775
100,000	B+	Fresenius Medical Care Capital Trust II, 7.875% due 2/1/08	101,625

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Health Care Equipment & Supplies - 0.2% (continued)
$170,000	B+	Fresenius Medical Care Capital Trust IV, 7.875% due 6/15/11	$180,625

		Total Health Care Equipment & Supplies	1,281,025

Health Care Providers & Services - 5.4%
3,525,000	B-	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	3,855,469
5,370,000	B	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	5,517,675
		HCA Inc.:
2,485,000	B-	Debentures, 7.500% due 11/15/95	2,056,718
		Notes:
270,000	B-	9.000% due 12/15/14	276,798
3,195,000	B-	7.690% due 6/15/25	2,856,931
		Senior Notes:
775,000	B-	6.300% due 10/1/12	735,281
3,425,000	B-	6.500% due 2/15/16	3,001,156
		Senior Secured Notes:
2,445,000	BB-	9.250% due 11/15/16 (a)	2,671,162
2,180,000	BB-	9.625% due 11/15/16 (a)(b)	2,384,375
4,250,000	CCC+	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	4,425,312
600,000	B-	Psychiatric Solutions Inc., Senior Subordinated Notes, 10.625% due 6/15/13	660,000
		Tenet Healthcare Corp., Senior Notes:
6,800,000	CCC+	7.375% due 2/1/13	6,426,000
4,517,000	CCC+	9.875% due 7/1/14	4,652,510
300,000	CCC+	9.250% due 2/1/15	301,500
1,440,000	B+	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	1,512,000
865,000	B-	US Oncology Holdings Inc., Senior Notes, 9.797% due 3/15/12 (a)(b)	880,138

		Total Health Care Providers & Services	42,213,025

Hotels, Restaurants & Leisure - 4.6%
180,000	B+	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	180,675
2,550,000	CCC	Buffets Inc., Senior Notes, 12.500% due 11/1/14	2,690,250
1,880,000	B-	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	2,016,300
1,510,000	CCC+	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	1,649,675
4,970,000	B-	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	5,435,937
900,000	B	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	891,000
1,500,000	B+	Mandalay Resort Group, Senior Subordinated Debentures, 7.625% due 7/15/13	1,507,500
		MGM MIRAGE Inc.:
3,665,000	BB	Senior Notes, 7.625% due 1/15/17	3,756,625
1,025,000	B+	Senior Subordinated Notes, 8.375% due 2/1/11	1,092,906
2,443,750	CCC+	Nortek Bank Debt, Senior Subordinated Notes, 7.350% due 9/1/14	2,454,136
1,290,000	CCC+	OSI Restaurant Partners Inc., Senior Notes, 9.625% due 5/15/15	1,333,538
800,000	B-	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	826,000
1,570,000	B+	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	1,670,088
2,015,000	CCC	Sbarro Inc., Senior Notes, 10.375% due 2/1/15 (a)	2,120,787
		Snoqualmie Entertainment Authority, Senior Secured Notes:
1,130,000	B	9.150% due 2/1/14 (a)(d)	1,159,663
510,000	B	9.125% due 2/1/15 (a)	530,400
		Station Casinos Inc.:
3,245,000	B+	Senior Notes, 7.750% due 8/15/16	3,391,025
250,000	B	Senior Subordinated Notes, 6.625% due 3/15/18	230,000
2,625,000	B+	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (a)	2,690,625

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Hotels, Restaurants & Leisure - 4.6% (continued)
$235,000	B+	Turning Stone Resort Casino Enterprise, Senior Notes, 9.125% due 9/15/14 (a)	$240,875

		Total Hotels, Restaurants & Leisure	35,868,005

Household Durables - 2.0%
265,000	BB+	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	274,938
2,860,000	B-	Jarden Corp., Senior Subordinated Notes, 7.500% due 5/1/17	2,942,225
		K Hovnanian Enterprises Inc.:
820,000	BB	6.250% due 1/15/16	740,050
		Senior Notes:
3,430,000	BB	7.500% due 5/15/16	3,309,950
855,000	BB	8.625% due 1/15/17	863,550
2,700,000	B-	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	2,828,250
2,660,000	B-	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 10.390% due 9/1/12	2,433,900
2,425,000	B	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	2,564,437

		Total Household Durables	15,957,300

Household Products - 0.7%
		Nutro Products Inc.:
565,000	CCC	Senior Notes, 9.370% due 10/15/13 (a)(d)	580,538
2,755,000	CCC	Senior Subordinated Notes, 10.750% due 4/15/14 (a)	2,934,075
1,825,000	B-	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	1,929,937

		Total Household Products	5,444,550

Independent Power Producers & Energy Traders - 3.4%
1,335,000	B+	AES China Generating Co., Ltd., Class A, 8.250% due 6/26/10	1,334,108
		AES Corp.:
		Senior Notes:
2,610,000	B	9.500% due 6/1/09	2,799,225
875,000	B	7.750% due 3/1/14	929,687
550,000	BB-	Senior Secured Notes, 9.000% due 5/15/15 (a)	591,250
1,650,000	B-	Dynegy Holdings Inc., Senior Debentures, 7.625% due 10/15/26	1,627,312
		Edison Mission Energy, Senior Notes:
495,000	BB-	7.500% due 6/15/13	517,275
2,240,000	BB-	7.750% due 6/15/16	2,368,800
950,000	B-	Mirant Americas Generation LLC, Senior Notes, 8.300% due 5/1/11	1,009,375
1,127,105	BB	Mirant Mid Atlantic LLC, Pass-Through Certificates, Series B, 9.125% due 6/30/17	1,313,782
2,680,000	B-	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	2,847,500
		NRG Energy Inc., Senior Notes:
1,400,000	B-	7.250% due 2/1/14	1,452,500
8,955,000	B-	7.375% due 2/1/16	9,324,394
		TXU Corp., Senior Notes:
760,000	BB-	Series Q, 6.500% due 11/15/24	661,515
190,000	BB-	Series R, 6.550% due 11/15/34	164,311

		Total Independent Power Producers & Energy Traders	26,941,034

Insurance - 0.7%
		Crum & Forster Holdings Corp., Senior Notes:
3,480,000	BB	10.375% due 6/15/13	3,834,890
1,680,000	BB	7.750% due 5/1/17 (a)	1,696,800

		Total Insurance	5,531,690

Internet & Catalog Retail - 0.3%
85,000	B	Brookstone Co. Inc., Senior Secured Notes, 12.000% due 10/15/12	91,800

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Internet & Catalog Retail - 0.3% (continued)
$2,255,000	B-	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	$2,277,550

		Total Internet & Catalog Retail	2,369,350

IT Services - 0.9%
		SunGard Data Systems Inc.:
1,950,000	B-	Senior Notes, 9.125% due 8/15/13	2,101,125
4,405,000	B-	Senior Subordinated Notes, 10.250% due 8/15/15	4,867,525

		Total IT Services	6,968,650

Leisure Equipment & Products - 0.4%
3,055,000	B	WMG Acquisition Corp., Senior Subordinated Notes, 7.375% due 4/15/14	2,948,075

Machinery - 0.7%
1,060,000	BB-	American Railcar Industries Inc., Senior Unsecured Notes, 7.500% due 3/1/14 (a)	1,103,725
1,131,000	B	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	1,227,135
3,054,000	B	Mueller Holdings Inc., Senior Discount Notes, step bond to yield 13.204% due 4/15/14	2,870,760

		Total Machinery	5,201,620

Media - 8.9%
		Affinion Group Inc.:
3,875,000	B-	Senior Notes, 10.125% due 10/15/13	4,243,125
630,000	B-	Senior Subordinated Notes, 11.500% due 10/15/15	696,150
5,745,000	CCC+	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16	6,621,112
6,415,000	CCC	CCH I Holdings LLC/CCH I Holdings Capital Corp., Senior Notes, 11.750% due 5/15/14	6,415,000
6,022,000	CCC	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	6,428,485
		CCH II LLC/CCH II Capital Corp., Senior Notes:
2,060,000	CCC	10.250% due 9/15/10	2,204,200
3,833,000	CCC(h)	10.250% due 10/1/13	4,230,674
1,230,000	CCC	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12	1,276,125
960,000	CCC	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	993,600
2,540,000	CCC	CMP Susquehanna Corp., Senior Subordinated Notes, 9.875% due 5/15/14 (a)	2,603,500
		CSC Holdings Inc.:
		Senior Debentures:
125,000	B+	7.625% due 7/15/18	128,125
155,000	B+	Series B, 8.125% due 8/15/09	161,975
		Senior Notes:
2,025,000	B+	6.750% due 4/15/12 (a)	1,964,955
		Series B:
2,775,000	B+	8.125% due 7/15/09	2,899,875
1,345,000	B+	7.625% due 4/1/11	1,393,756
2,025,000	B+	Series WI, 6.750% due 4/15/12	2,032,594
1,365,000	B	Dex Media East LLC/Dex Media East Finance Co., Senior Notes, 12.125% due 11/15/12	1,491,263
3,174,000	B	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	3,471,562
4,605,000	BB-	EchoStar DBS Corp., Senior Notes, 7.125% due 2/1/16	4,817,981
585,000	CCC-	ION Media Networks Inc., Senior Secured Notes, 11.606% due 1/15/13 (a)(d)	611,325
250,000	B-	LIN Television Corp., Series B, 6.500% due 5/15/13	247,500
2,265,000	B	Primedia Inc., Senior Notes, 8.875% due 5/15/11	2,338,612
2,785,000	B	Quebecor Media Inc., Senior Notes, 7.750% due 3/15/16	2,938,175
		R.H. Donnelley Corp., Senior Discount Notes:
555,000	B	Series A-1, 6.875% due 1/15/13	552,919

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Media - 8.9% (continued)
$705,000	B	Series A-2, 6.875% due 1/15/13	$702,356
2,000,000	B	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (a)	2,175,000
		Rainbow National Services LLC:
2,250,000	B+	Senior Notes, 8.750% due 9/1/12 (a)	2,413,125
1,010,000	B+	Senior Subordinated Debentures, 10.375% due 9/1/14 (a)	1,142,563
		XM Satellite Radio Inc., Senior Notes:
920,000	CCC	9.860% due 5/1/13 (d)	910,800
1,595,000	CCC	9.750% due 5/1/14	1,606,963

		Total Media	69,713,395

Metals & Mining - 2.9%
790,000	B+	Chaparral Steel Co., Senior Notes, 10.000% due 7/15/13	887,763
9,270,000	BB	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	10,162,237
3,110,000	CCC+	Metals USA Holdings Corp., Senior Notes, 11.356% due 1/15/12 (a)(b)	3,094,450
3,840,000	B-	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	4,281,600
2,045,000	B	Novelis Inc., Senior Notes, 7.250% due 2/15/15	2,165,144
1,890,000	B-	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15 (a)	2,003,400

		Total Metals & Mining	22,594,594

Multiline Retail - 0.8%
		Neiman Marcus Group Inc.:
3,680,000	B-	Senior Notes, 9.000% due 10/15/15 (b)	4,075,600
1,640,000	B-	Senior Subordinated Notes, 10.375% due 10/15/15	1,851,150

		Total Multiline Retail	5,926,750

Oil, Gas & Consumable Fuels - 11.2%
5,465,000	CCC+	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	5,656,275
		Chesapeake Energy Corp., Senior Notes:
1,865,000	BB	6.375% due 6/15/15	1,876,656
915,000	BB	6.500% due 8/15/17	915,000
4,505,000	BB	6.250% due 1/15/18	4,493,737
1,520,000	B+	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	1,603,600
2,350,000	NR	Corral Finans AB, 6.855% due 4/15/10 (a)(b)	2,394,062
		El Paso Corp.:
230,000	BB-	7.750% due 6/15/10	246,417
		Medium-Term Notes:
950,000	BB-	8.050% due 10/15/30	1,092,500
8,915,000	BB-	7.800% due 8/1/31	9,984,800
8,085,000	BB-	7.750% due 1/15/32	9,055,200
		Encore Acquisition Co., Senior Subordinated Notes:
160,000	B	6.250% due 4/15/14	150,000
310,000	B	6.000% due 7/15/15	285,200
1,920,000	BB	Enterprise Products Operating LP, Junior Subordinated Notes, 8.375% due 8/1/66 (d)	2,129,576
3,760,000	B-	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	3,788,200
2,950,000	CCC+	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	3,027,437
		Mariner Energy Inc., Senior Notes:
1,580,000	B-	7.500% due 4/15/13	1,576,050
555,000	B-	8.000% due 5/15/17	561,244
1,726,000	BB	OMI Corp., Senior Notes, 7.625% due 12/1/13	1,769,150
1,790,000	BB	OPTI Canada Inc., Senior Secured Notes, 8.250% due 12/15/14 (a)	1,901,875
1,690,000	B-	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	1,818,863
		Petroplus Finance Ltd.:
900,000	BB-	6.750% due 5/1/14 (a)	909,000
1,450,000	BB-	7.000% due 5/1/17 (a)	1,469,938

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 11.2% (continued)
		Pogo Producing Co., Senior Subordinated Notes:
$2,695,000	B+	6.875% due 10/1/17	$2,654,575
1,155,000	B+	Series B, 8.250% due 4/15/11	1,180,988
4,550,000	B1(c)	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)	4,720,625
170,000	BB-	SESI LLC, Senior Notes, 6.875% due 6/1/14	173,400
		Stone Energy Corp., Senior Subordinated Notes:
1,345,000	B-	8.250% due 12/15/11	1,345,000
1,516,000	B-	6.750% due 12/15/14	1,425,040
2,205,000	B	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	2,315,250
640,000	BBB-	Western Oil Sands Inc., Secured Notes, 8.375% due 5/1/12	716,800
2,080,000	B	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	2,033,200
		Williams Cos. Inc.:
440,000	BB	Debentures, Series A, 7.500% due 1/15/31	468,600
		Notes:
8,660,000	BB	7.875% due 9/1/21	9,634,250
1,896,000	BB	8.750% due 3/15/32	2,215,950
2,250,000	BB	Senior Notes, 7.625% due 7/15/19	2,463,750

		Total Oil, Gas & Consumable Fuels	88,052,208

Paper & Forest Products - 2.0%
2,365,000	B+	Abitibi-Consolidated Co. of Canada, 6.000% due 6/20/13	2,057,550
		Abitibi-Consolidated Inc.:
610,000	B+	7.400% due 4/1/18	521,550
1,120,000	B+	Senior Notes, 8.375% due 4/1/15	1,052,800
4,410,000	B	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14	4,591,912
		NewPage Corp.:
1,985,000	B-	Senior Secured Notes, 11.610% due 5/1/12 (d)	2,210,794
3,275,000	CCC+	Senior Subordinated Notes, 12.000% due 5/1/13	3,655,719
1,850,000	CCC+	Verso Paper Holdings LLC, Senior Subordinated Notes, 11.375% due 8/1/16 (a)	1,988,750

		Total Paper & Forest Products	16,079,075

Pharmaceuticals - 0.6%
4,480,000	CCC	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	4,424,000

Real Estate Investment Trusts (REITs) - 0.7%
830,000	BB-	Forest City Enterprises Inc., Senior Notes, 6.500% due 2/1/17	812,362
1,275,000	B	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12	1,249,500
		Ventas Realty LP/Ventas Capital Corp.:
475,000	BB+	8.750% due 5/1/09	504,688
200,000	BB+	6.750% due 6/1/10	205,500
158,000	BB+	9.000% due 5/1/12	178,145
		Senior Notes:
415,000	BB+	7.125% due 6/1/15	433,675
735,000	BB+	6.500% due 6/1/16	746,944
1,425,000	BB+	6.750% due 4/1/17	1,467,750

		Total Real Estate Investment Trusts (REITs)	5,598,564

Real Estate Management & Development - 1.0%
1,665,000	B-	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	1,608,806
		Realogy Corp., Senior Notes:
1,950,000	B-	10.500% due 4/15/14 (a)	1,957,313
4,230,000	B-	12.375% due 4/15/15 (a)	4,240,575

		Total Real Estate Management & Development	7,806,694

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Road & Rail - 1.6%
		Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes:
$3,785,000	B-	9.375% due 5/1/12	$4,106,725
40,000	B-	12.500% due 6/15/12	42,920
		Hertz Corp.:
540,000	B	Senior Notes, 8.875% due 1/1/14	584,550
5,665,000	B	Senior Subordinated Notes, 10.500% due 1/1/16	6,486,425
740,000	B	Kansas City Southern de Mexico, Senior Notes, 7.625% due 12/1/13	754,800
850,000	B-	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	873,375

		Total Road & Rail	12,848,795

Semiconductors & Semiconductor Equipment - 0.3%
2,760,000	B	Freescale Semiconductor Inc., Senior Notes, 8.875% due 12/15/14 (a)	2,777,250

Software - 0.7%
2,855,000	CCC+	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	2,840,725
2,521,104	B-	UGS Capital Corp. II, Senior Notes, 10.348% due 6/1/11 (a)(b)	2,609,343

		Total Software	5,450,068

Specialty Retail - 0.7%
		AutoNation Inc., Senior Notes:
1,035,000	BB+	7.356% due 4/15/13 (d)	1,049,231
360,000	BB+	7.000% due 4/15/14	363,600
2,275,000	CCC+	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	2,331,875
465,000	CCC+	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	520,800
1,060,000	B	Linens ‘n Things Inc., Senior Secured Notes, 10.981% due 1/15/14 (d)	1,003,025

		Total Specialty Retail	5,268,531

Textiles, Apparel & Luxury Goods - 1.6%
		Levi Strauss & Co., Senior Notes:
4,495,000	B	9.750% due 1/15/15	4,955,737
460,000	B	8.875% due 4/1/16	496,225
691,000	B	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	720,368
7,450,000	CCC+	Simmons Co., Senior Discount Notes, step bond to yield 10.060% due 12/15/14	6,304,562

		Total Textiles, Apparel & Luxury Goods	12,476,892

Thrifts & Mortgage Finance - 1.1%
7,890,000	CCC-	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27	8,323,950

Tobacco - 0.4%
		Alliance One International Inc., Senior Notes:
1,440,000	B	8.500% due 5/15/12 (a)	1,494,000
690,000	B	11.000% due 5/15/12	769,350
580,000	BBB-	Reynolds American Inc., 6.500% due 7/15/10	600,058

		Total Tobacco	2,863,408

Trading Companies & Distributors - 0.9%
1,737,000	B	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	1,875,960
1,420,000	B+	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	1,547,800
2,760,000	CCC+	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	3,036,000
595,000	B-	TransDigm Inc., Senior Subordinated Notes, 7.750% due 7/15/14 (a)	620,287

		Total Trading Companies & Distributors	7,080,047

Transportation Infrastructure - 0.1%
994,000	CCC+	H-Lines Finance Holding Corp., step bond to yield 10.890% due 4/1/13	941,815

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Wireless Telecommunication Services - 1.1%
		Rural Cellular Corp.:
$1,335,000	CCC	Senior Notes, 9.875% due 2/1/10	$1,418,437
1,480,000	B	Senior Secured Notes, 8.250% due 3/15/12	1,568,800
5,590,000	B	True Move Co., Ltd., 10.750% due 12/16/13 (a)	5,897,450

		Total Wireless Telecommunication Services	8,884,687

		TOTAL CORPORATE BONDS & NOTES (Cost - $704,855,190)	731,873,464

ASSET-BACKED SECURITIES - 0.1%
Diversified Financial Services - 0.0%
8,721,391	D	Airplanes Pass-Through Trust, Subordinated Notes, Series D, 10.875% due 3/15/19 (e)(f)(g)	0

Electric - 0.1%
282,545	BB	Mirant Mid-Atlantic LLC, Series C, 10.060% due 12/30/28	352,652

		TOTAL ASSET-BACKED SECURITIES (Cost - $10,120,965)	352,652

CONVERTIBLE BOND & NOTE - 0.1%
Diversified Financial Services - 0.1%
840,000	CCC+	Ford Motor Co., Senior Notes, 4.250% due 12/15/36 (Cost - $840,000)	949,200

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%
2,648	Ca(c)	BlackRock Capital Finance LP, Series 1997-R1, Class B3, 7.750% due 3/25/37 (a)	910
2,899	BB	Ocwen Residential MBS Corp., Series 1998-R1, Class B4, 7.000% due 10/25/40 (f)	232

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $3,033)	1,142

LOAN PARTICIPATIONS - 2.7%
		Bluegrass Container Co. LLC:
3,030,303	NR	Second Lien, Tranche (JP MorganChase & Co.), 10.320% due 12/30/13 (i)	3,092,424
969,697	NR	Term Loans (JP MorganChase & Co.), 10.320% due 12/30/13 (i)	989,576
2,000,000	NR	Iap Worldwide Service second Lien, Term Loan (Toronto Dominion), 15.188% due 6/30/12 (i)	1,998,750
1,500,000	NR	Penhall International Corp., Term Loan (Deutsche Bank Securities), 12.824% due 4/1/12 (i)	1,477,500
5,000,000	NR	SandRidge Energy, Term Loan (Bank of America), 8.975% due 4/1/15 (i)	5,162,500
7,000,000	NR	UPC Broadband Holding B.V. Term Loan (Bank of America), 7.640% due 3/15/13 (i)	7,014,997
1,500,000	NR	Verso Paper Holdings Term Loan (Bank of New York), 11.605% due 2/1/12 (i)	1,506,563

		TOTAL LOAN PARTICIPATIONS (Cost - $20,854,811)	21,242,310

SOVEREIGN BONDS - 1.5%
Brazil - 0.5%
		Federative Republic of Brazil:
2,380,000	BB+	11.000% due 8/17/40	3,231,445
570,000	BB+	Collective Action Securities, Notes, 8.000% due 1/15/18	647,378

		Total Brazil	3,878,823

Russia - 1.0%
6,935,150	BBB+	Russian Federation, 7.500% due 3/31/30	7,884,381

		TOTAL SOVEREIGN BONDS (Cost - $11,282,241)	11,763,204

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
8,819,088	Home Interiors & Gifts Inc. (f)(g)*	$88,191

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
185,784	Aurora Foods Inc. (f)(g)*	0

INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
749	Washington Group International Inc. *	50,123

MATERIALS - 0.0%
Chemicals - 0.0%
3	Pliant Corp. (f)(g)*	0

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
7,716	McLeodUSA Inc., Class A Shares (f)(g)*	0
18,375	Pagemart Wireless (f)(g)*	184

	TOTAL TELECOMMUNICATION SERVICES	184

	TOTAL COMMON STOCKS (Cost - $4,375,891)	138,498

PREFERRED STOCKS - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
191	ION Media Networks Inc., 0.000% (b) (Cost - $1,527,017)	1,478,459

CONVERTIBLE PREFERRED STOCKS - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
5,038	Chesapeake Energy Corp., Convertible, 6.250% due 6/15/09 (Cost - $1,265,781)	1,422,605

WARRANTS
WARRANTS - 0.0%
3,650	Cybernet Internet Services International Inc., Expires 7/1/09(f)(g)*	0
3,305	GT Group Telecom Inc., Class B Shares, Expires 2/1/10(f)(g)*	0
2,735	IWO Holdings Inc., Expires 1/15/11(f)(g)*	0
1,835	Jazztel PLC, Expires 7/15/10(f)(g)*	0
3,775	Merrill Corp., Class B Shares, Expires 5/1/09(f)(g)*	0
15,803	Next Generation Network Inc., Expires 1/2/08(f)(g)*	0
10,149	Viasystems Group Inc., Expires 1/31/10(f)(g)*	0

	TOTAL WARRANTS (Cost - $1,598,964)	0

	TOTAL INVESTMENTS - 98.2% (Cost - $756,723,893#)	769,221,534
	Other Assets in Excess of Liabilities - 1.8%	14,237,557

	TOTAL NET ASSETS - 100.0%	$783,459,091

*	Non-income producing security.

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(c)	Rating by Moody’s Investors Service.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2007.

(e)	Security is currently in default.

(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2007

(g)	Illiquid security.

(h)	Rating by Fitch Ratings Service.

(i)	Participation interest was acquired through the financial institution indicated parenthetically.

# Aggregate cost for federal income tax purposes is substantially the same.

See pages 14 and 15 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited) (continued)

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C —Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners High Income Fund (the “Fund”) is a separate diversified series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 13, 2007, the Fund was a separate diversified investment fund and was a Massachusetts business trust, registered under the 1940 Act.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(c) Credit and Market Risk. The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At April 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$35,514,722
Gross unrealized depreciation	(23,017,081)

Net unrealized appreciation	$12,497,641

Notes to Schedule of Investments (unaudited) (continued)

At April 30, 2007, the Fund held loan participations with a total cost of $20,854,811 and a total market value of $21,242,310.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: June 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: June 22, 2007

By:	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: June 22, 2007